Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Inventories [Abstract]
Schedule Of Inventory [text block]
	December 31,
	2017	2016
	(in thousands)
Finished goods	$10,095,820	9,532,199
Work-in-progress	9,405,677	11,100,347
Raw materials	5,352,826	7,046,789
	$24,854,323	27,679,335